Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Income before Provision for Income Taxes
The components of income before provision (benefit) for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2019	2018	2017
Domestic	$21,655	$19,801	$19,645
Foreign	1,078	(178)	949
Total	$22,733	$19,623	$20,594

Components of Provision for Income Taxes
The components of the provision (benefit) for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2019	2018	2017
Current
Federal	$518	$2,187	$3,630
Foreign	221	267	200
State and Local	974	741	677
Total	1,713	3,195	4,507
Deferred
Federal	1,150	175	(14,360)
Foreign	(13)	30	(66)
State and Local	95	184	(37)
Total	1,232	389	(14,463)
Total income tax provision (benefit)	$2,945	$3,584	$(9,956)

Schedule for Principal Reasons for Difference in Effective and Statutory Tax Rates
The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal income tax rate:

Years Ended December 31,	2019	2018	2017
Statutory federal income tax rate	21.0%	21.0%	35.0%
State and local income tax rate, net of federal tax benefits	3.7	3.7	1.6
Preferred stock disposition	(9.9)	—	—
Affordable housing credit	(0.4)	(0.6)	(0.6)
Employee benefits including ESOP dividend	(0.3)	(0.3)	(0.5)
Impact of tax reform re-measurement	—	—	(81.6)
Internal restructure	—	(9.1)	(0.6)
Noncontrolling interests	(0.5)	(0.5)	(0.6)
Non-deductible goodwill	0.1	4.7	1.0
Other, net	(0.7)	(0.6)	(2.0)
Effective income tax rate	13.0%	18.3%	(48.3)%

Schedule of Cash Taxes Paid
The amounts of cash taxes paid by Verizon are as follows:

	(dollars in millions)
Years Ended December 31,	2019	2018	2017
Income taxes, net of amounts refunded	$3,583	$2,213	$4,432
Employment taxes	1,044	1,066	1,207
Property and other taxes	1,551	1,598	1,737
Total	$6,178	$4,877	$7,376

Schedule of Deferred Taxes
Deferred taxes arise because of differences in the book and tax bases of certain assets and liabilities. Significant components of deferred tax assets and liabilities are as follows:

	(dollars in millions)
At December 31,	2019	2018
Deferred Tax Assets
Employee benefits	$5,048	$5,403
Tax loss and credit carry forwards	3,012	3,576
Other - assets	5,595	1,650
	13,655	10,629
Valuation allowances	(2,260)	(2,741)
Deferred tax assets	11,395	7,888

Deferred Tax Liabilities
Spectrum and other intangible amortization	22,388	21,976
Depreciation	16,884	15,662
Other - liabilities	6,742	3,976
Deferred tax liabilities	46,014	41,614
Net deferred tax liability	$34,619	$33,726

Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

		(dollars in millions)
	2019	2018	2017
Balance at January 1,	$2,871	$2,355	$1,902
Additions based on tax positions related to the current year	149	160	219
Additions for tax positions of prior years	297	699	756
Reductions for tax positions of prior years	(300)	(248)	(419)
Settlements	(58)	(40)	(42)
Lapses of statutes of limitations	(89)	(55)	(61)
Balance at December 31,	$2,870	$2,871	$2,355

Schedule of After Tax (Expenses) Benefits Related to Interest and Penalties in Provision for Income Taxes	We recognized the following net after-tax expenses related to interest and penalties in the provision for income taxes:

Years Ended December 31,	(dollars in millions)
2019	$35
2018	75
2017	77

Schedule of After Tax Accrual for Payment of Interest and Penalties in Consolidated Balance Sheet	The after-tax accruals for the payment of interest and penalties in the consolidated balance sheets are as follows:

At December 31,	(dollars in millions)
2019	$385
2018	348